Changes in Accounting Policies - Summary of Impact on Financial Statements Due to Application of IFRS 15 at the Date of Initial Application (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current assets	₩ 12,157,814	₩ 9,828,525		₩ 11,117,433	₩ 9,866,302
Trade and other receivables	5,680,349	5,964,565		5,969,040	5,477,634
Inventories	1,074,634	642,027		642,027	454,588
Other current assets	1,687,548	304,860		1,589,293	311,135
Others	3,715,283			2,917,073
Non-current assets	20,316,306	20,067,196		20,135,256	20,948,278
Trade and other receivables	842,995	828,832		826,547	709,011
Deferred income tax assets	465,369	712,222		359,949	701,409
Other non-current assets	545,895	107,165		529,783	106,099
Others	18,462,047			18,418,977
Total assets	32,474,120	29,895,721		31,252,689	30,814,580
Current liabilities	9,394,123	9,474,162		9,744,055	9,539,195
Trade and other payables	7,007,515	7,426,088		7,426,385	7,141,725
Deferred revenue	52,878	17,906		51,561	35,617
Provisions	117,881	78,172		78,349	96,485
Other current liabilities	596,589	258,314		494,079	342,291
Others	8,626,775			1,693,681
Non-current liabilities	8,421,507	7,238,205		7,318,441	8,358,443
Deferred revenue	110,702	91,698		115,529	85,372
Deferred income tax liabilities	204,785	128,462		135,367	137,680
Other non-current liabilities	423,626	237,284		286,783	58,761
Others	7,682,394			6,780,762
Total liabilities	17,815,630	16,712,367		17,062,496	17,897,638
Equity attribute to owners of the Controlling Company	13,129,901	11,791,590	₩ 11,564,098	12,721,456	11,564,098	₩ 10,933,231
Non-controllinginterest	1,528,589	1,391,764		1,468,737	1,352,844
Total equity	14,658,490	13,183,354	12,916,942	14,190,193	12,916,942		₩ 12,253,627
Operating revenue	23,436,050	23,546,929	23,164,202
Operating expenses	22,335,190	22,477,837	21,781,098
Operating profit	1,100,860	1,069,092	1,383,104
Financial income	374,243	406,328	296,139
Financial costs	435,659	644,531	515,087
Share of net losses of associates and joint venture	(5,467)	(13,892)	2,599
Profit before income tax	1,033,977	816,997	1,166,755
Income tax expense	314,565	270,656	334,910
Profit for the year	719,412	546,341	831,845
As previously reported [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current assets	10,822,686	9,678,243		9,828,525	9,716,020
Trade and other receivables	5,687,490	5,814,283		5,964,565	5,327,352
Inventories	1,127,669			642,027
Other current assets	292,244			304,860
Others	3,715,283			2,917,073
Non-current assets	20,228,874			20,067,196
Trade and other receivables	847,612			828,832
Deferred income tax assets	822,297			712,222
Other non-current assets	96,918			107,165
Others	18,462,047			18,418,977
Total assets	31,051,560	29,745,439		29,895,721	30,664,298
Current liabilities	9,075,863	9,458,104		9,474,162	9,523,137
Trade and other payables		7,424,134		7,426,088	7,139,771
Deferred revenue	14,821			17,906
Provisions	117,316			78,172
Other current liabilities	316,951			258,315
Others	8,626,775			1,693,681
Non-current liabilities	8,366,999			7,238,205
Deferred revenue	83,469			91,698
Deferred income tax liabilities	183,766			128,462
Other non-current liabilities	417,370			237,283
Others	7,682,394			6,780,762
Total liabilities	17,442,862	16,696,309		16,712,367	17,881,580
Equity attribute to owners of the Controlling Company	12,159,471	11,657,366	11,429,874	11,791,590	11,429,874	₩ 10,835,735
Non-controllinginterest	1,449,227			1,391,764
Total equity	13,608,698	13,049,130		13,183,354	₩ 12,782,718		12,156,131
Operating revenue	23,704,320		23,120,878
Operating expenses	22,651,685
Operating profit	1,052,635		1,339,780
Financial income	370,381
Financial costs	452,519
Share of net losses of associates and joint venture	(5,467)
Profit before income tax	965,030		1,123,431
Income tax expense	296,621		328,314
Profit for the year	668,409		₩ 795,117
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current assets	(1,335,128)			1,288,908
Trade and other receivables	7,141			4,475
Inventories	53,035
Other current assets	(1,395,304)			1,284,433
Non-current assets	(87,432)			68,060
Trade and other receivables	4,617			(2,285)
Deferred income tax assets	356,928			(352,273)
Other non-current assets	(448,977)			422,618
Total assets	(1,422,560)			1,356,968
Current liabilities	(318,260)			269,893
Trade and other payables				297
Deferred revenue	(38,057)			33,655
Provisions	(565)			177
Other current liabilities	(279,638)			235,764
Non-current liabilities	(54,508)			80,236
Deferred revenue	(27,233)			23,831
Deferred income tax liabilities	(21,019)			6,905
Other non-current liabilities	(6,256)			49,500
Total liabilities	(372,768)			350,129
Equity attribute to owners of the Controlling Company	(970,430)			929,866
Non-controllinginterest	(79,362)			76,973
Total equity	(1,049,792)			₩ 1,006,839
Operating revenue	268,270
Operating expenses	316,495
Operating profit	(48,225)
Financial income	(3,862)
Financial costs	16,860
Profit before income tax	(68,947)
Income tax expense	(17,944)
Profit for the year	(51,003)
Adjusted [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total equity		₩ 14,232,276					₩ 97,496
Operating revenue	23,436,050
Operating expenses	22,335,190
Operating profit	1,100,860
Financial income	374,243
Financial costs	435,659
Share of net losses of associates and joint venture	(5,467)
Profit before income tax	1,033,977
Income tax expense	314,565
Profit for the year	₩ 719,412